Stock-Based Compensation (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended				3 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended		1 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Feb. 28, 2008	Mar. 31, 2013 Price Vesting Units Pvu Subject to Market Condition	Dec. 31, 2012 Price Vesting Units Pvu Subject to Market Condition	Nov. 30, 2012 Restricted Stock Units	Mar. 31, 2012 Restricted Stock Units	Dec. 31, 2012 Stock Option	Dec. 31, 2011 Stock Option	Dec. 31, 2010 Stock Option	Dec. 31, 2012 Stock Option Maximum	Dec. 31, 2012 Stock Appreciation Rights (SARs)	Dec. 31, 2012 Restricted Stock Units RSU and Performance Stock Units PSU	Dec. 31, 2011 Restricted Stock Units RSU and Performance Stock Units PSU	Dec. 31, 2010 Restricted Stock Units RSU and Performance Stock Units PSU	Mar. 31, 2011 Performance Stock Units Psu Subject to Performance Condition	Mar. 31, 2011 Performance Stock Units Psu Subject to Market Condition	Dec. 31, 2012 Performance Stock Units Psu Subject to Market Condition	Nov. 30, 2012 Non-Qualified Options	Nov. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2012 Prior Plans	Dec. 31, 2012 Omnibus Plan	Mar. 31, 2013 Omnibus Plan Maximum	Mar. 31, 2013 Omnibus Plan Minimum	Feb. 28, 2013 Omnibus Plan Restricted Stock Units	Mar. 31, 2012 Omnibus Plan Restricted Stock Units	Dec. 31, 2012 Omnibus Plan Restricted Stock Units RSU and Performance Stock Units PSU	Dec. 31, 2011 Omnibus Plan Restricted Stock Units RSU and Performance Stock Units PSU	Dec. 31, 2012 Price Vesting Units Pvu Subject to Market Condition	Dec. 31, 2012 Employee Stock employee	Dec. 31, 2011 Employee Stock	Dec. 31, 2010 Employee Stock	Dec. 31, 2012 Employee Stock Maximum	Dec. 31, 2012 Employee Stock Minimum	Mar. 31, 2013 Hertz Global Holdings [Member]	Mar. 31, 2012 Hertz Global Holdings [Member]	Dec. 31, 2012 Hertz Global Holdings [Member]	Dec. 31, 2011 Hertz Global Holdings [Member]	Aug. 31, 2012 Hertz Global Holdings [Member] Restricted Stock Units	May 31, 2012 Hertz Global Holdings [Member] Restricted Stock Units	Mar. 31, 2012 Hertz Global Holdings [Member] Restricted Stock Units Maximum	Mar. 31, 2012 Hertz Global Holdings [Member] Restricted Stock Units Minimum	Mar. 31, 2012 Hertz Global Holdings [Member] Performance Stock Units P S U	Mar. 31, 2012 Hertz Global Holdings [Member] Price Vesting Units	Mar. 31, 2012 Hertz Global Holdings [Member] Price Vesting Units Maximum	Mar. 31, 2012 Hertz Global Holdings [Member] Price Vesting Units Minimum	Dec. 31, 2012 Hertz Global Holdings [Member] Performance Stock Units Psu Subject to Performance Condition Maximum	Dec. 31, 2012 Hertz Global Holdings [Member] Performance Stock Units Psu Subject to Performance Condition Minimum
Stock-Based Compensation
Award Vesting, Percentage after Year Three					50.00%	50.00%
Award Vesting, Percentage after Year Four					50.00%	50.00%
Number of shares authorized, reserved for issuance				32,700,000																											3,000,000
Shares of common stock underlying awards outstanding		17,400,000																				8,000,000	9,400,000
Number of shares available for grant																							16,900,000
Granted (in shares)							24,713	543,880									499,515	193,798								5,247		869,894,000												59,480	146,301			747,423	1,098,591
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 13,780.00	$ 14,780.00	$ 10,100.0												$ 13,780.00												$ 12.12	$ 15.48	$ 14.47	$ 13.65	$ 13.65		$ 11.26	$ 10.13
Weighted Average Outstanding							$ 13.15																				$ 19.95	$ 12,620.00	$ 6,460.00
Variation in number of units that will ultimately be granted as percentage of the original grant																								100.00%	0.00%																							150.00%	0.00%
Appreciation of stock price over the grant date price for options vesting in third year (as a percent)																			15.00%
Appreciation of stock price over the grant date price for options vesting in fourth year (as a percent)																			25.00%
Number of days of average trailing stock price which must equal or exceed a certain price target during the performance period																		20 days	20 days											20 days
Unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted		$ 38,000,000																																		$ 64,100,000
Period for recognition of total unrecognized compensation cost	2 years 3 months 18 days	1 year 4 months 26 days
Award exercise price not less than fair market value of shares of common stock													1
Expected term (years)									3 years	6 years 3 months	6 years 3 months	10 years
Expected volatility rate top percentage of index universe in US Large Capitalization									70.00%
Period fo expected volatility rate daily historical closing values of index used									6 years 3 months
Share Based Compensation Arrangement by Share Based Payment Award, Fair Value Assumptions Expected Volatility Period		5 years 9 months 15 days
Expected dividend yield		0.00%							0.00%	0.00%	0.00%
Number of common stock shares for each unit granted		1
Award vesting period														3 years
Award vesting percentage in first year														25.00%
Award vesting in second year														25.00%
Award vesting in third year														50.00%
Units to be awarded as percentage of original grant minimum																	0.00%
Units to be awarded as percentage of original grant, maximum																	150.00%
Award requisite service period																		5 years
Shares per emplolyee, aggregate fair market value																																		25,000
Purchase price of common stock percent																																			85.00%
Compensation expense			$ 36,600,000																												$ 800,000	$ 700,000	$ 600,000			$ 8,000,000	$ 7,500,000	$ 30,300,000	$ 31,000,000
Number of employees who participate in the plan																															1,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exchange Grants, Gross																				35,492	6,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exchange Grants, Strike Price																				$ 0.17	$ 0.97